Additional Information Required by the Argentine Central Bank - Summary of Financial Trust Contracts (Detail) - Financial trust contract [member] - Financial guarantee contracts [member] - Banco De Galicia Y Buenos Aires S.A.U. [member]
$ in Thousands
12 Months Ended
Dec. 31, 2018 ARS ($)
Gas I [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 06, 2012
Trust	Gas I
Balances of Trust Funds	$ 65,484
Maturity Date	Dec. 31, 2018
Gas II [member]
Disclosure of trust activities [line items]
Date of Contract	May 14, 2009
Trust	Gas II
Balances of Trust Funds	$ 5,545,230
Maturity Date	Dec. 31, 2022
Cag S.A. [member]
Disclosure of trust activities [line items]
Date of Contract	Feb. 10, 2011
Trust	Cag S.A.
Balances of Trust Funds	$ 421
Maturity Date	Dec. 31, 2018
Mila III [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 08, 2011
Trust	Mila III
Balances of Trust Funds	$ 6,367
Maturity Date	Dec. 31, 2018
Mila IV [member]
Disclosure of trust activities [line items]
Date of Contract	Sep. 01, 2011
Trust	Mila IV
Balances of Trust Funds	$ 893
Maturity Date	Dec. 31, 2018
Cag S.A. II [member]
Disclosure of trust activities [line items]
Date of Contract	Sep. 14, 2011
Trust	Cag S.A. II
Balances of Trust Funds	$ 638
Maturity Date	Dec. 31, 2018
Mila V [member]
Disclosure of trust activities [line items]
Date of Contract	Feb. 13, 2014
Trust	Mila V
Balances of Trust Funds	$ 1,212
Maturity Date	May 20, 2020
Mila VI [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 06, 2014
Trust	Mila VI
Balances of Trust Funds	$ 831
Maturity Date	Oct. 20, 2020
Red surcos II [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 18, 2014
Trust	Red Surcos II
Balances of Trust Funds	$ 1,354
Maturity Date	Dec. 31, 2018
Mila VII [member]
Disclosure of trust activities [line items]
Date of Contract	Oct. 03, 2014
Trust	Mila VII
Balances of Trust Funds	$ 1,087
Maturity Date	Jan. 20, 2021
Red surcos III [member]
Disclosure of trust activities [line items]
Date of Contract	Jan. 13, 2015
Trust	Red Surcos III
Balances of Trust Funds	$ 766
Maturity Date	Dec. 31, 2018
Mila VIII [member]
Disclosure of trust activities [line items]
Date of Contract	Jan. 27, 2015
Trust	Mila VIII
Balances of Trust Funds	$ 4,417
Maturity Date	Jun. 15, 2021
Mila IX [member]
Disclosure of trust activities [line items]
Date of Contract	May 18, 2015
Trust	Mila IX
Balances of Trust Funds	$ 4,074
Maturity Date	Sep. 15, 2021
Mila X [member]
Disclosure of trust activities [line items]
Date of Contract	Aug. 24, 2015
Trust	Mila X
Balances of Trust Funds	$ 4,956
Maturity Date	Dec. 20, 2021
Mila XI [member]
Disclosure of trust activities [line items]
Date of Contract	Oct. 30, 2015
Trust	Mila XI
Balances of Trust Funds	$ 6,073
Maturity Date	Jan. 15, 2022
Mila XII [member]
Disclosure of trust activities [line items]
Date of Contract	Jan. 14, 2016
Trust	Mila XII
Balances of Trust Funds	$ 8,177
Maturity Date	Nov. 15, 2021
Red surcos IV [member]
Disclosure of trust activities [line items]
Date of Contract	Feb. 05, 2016
Trust	Red Surcos IV
Balances of Trust Funds	$ 900
Maturity Date	Dec. 31, 2018
Mila XIII [member]
Disclosure of trust activities [line items]
Date of Contract	May 13, 2016
Trust	Mila XIII
Balances of Trust Funds	$ 15,685
Maturity Date	Sep. 15, 2022
Mila XIV [member]
Disclosure of trust activities [line items]
Date of Contract	Sep. 01, 2016
Trust	Mila XIV
Balances of Trust Funds	$ 17,252
Maturity Date	Jan. 31, 2023
Mila XV [member]
Disclosure of trust activities [line items]
Date of Contract	Oct. 27, 2016
Trust	Mila XV
Balances of Trust Funds	$ 23,714
Maturity Date	Mar. 31, 2023
Mila XVI [member]
Disclosure of trust activities [line items]
Date of Contract	Jan. 10, 2017
Trust	Mila XVI
Balances of Trust Funds	$ 32,047
Maturity Date	Jun. 30, 2023
Mila XVII [member]
Disclosure of trust activities [line items]
Date of Contract	Feb. 24, 2017
Trust	Mila XVII
Balances of Trust Funds	$ 52,113
Maturity Date	Sep. 30, 2023
Fedeicred agro series IV [member]
Disclosure of trust activities [line items]
Date of Contract	May 29, 2017
Trust	Fedeicred Agro Series IV
Balances of Trust Funds	$ 121
Maturity Date	Dec. 31, 2018
Mila XVIII [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 12, 2017
Trust	Mila XVIII
Balances of Trust Funds	$ 62,932
Maturity Date	Jan. 31, 2024
Mas Cuotas Series VIII [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 21, 2017
Trust	Mas Cuotas Series VIII
Balances of Trust Funds	$ 743
Maturity Date	Dec. 31, 2018
Mas cuotas series IX [member]
Disclosure of trust activities [line items]
Date of Contract	Aug. 16, 2017
Trust	Mas Cuotas Series IX
Balances of Trust Funds	$ 251
Maturity Date	Dec. 31, 2018
Mas cuotas series X [member]
Disclosure of trust activities [line items]
Date of Contract	Oct. 20, 2017
Trust	Mas Cuotas Series X
Balances of Trust Funds	$ 2,233
Maturity Date	Oct. 15, 2018
Mila XIX [member]
Disclosure of trust activities [line items]
Date of Contract	Oct. 27, 2017
Trust	Mila XIX
Balances of Trust Funds	$ 450
Maturity Date	May 31, 2024
Mila XX [member]
Disclosure of trust activities [line items]
Date of Contract	Feb. 16, 2018
Trust	Mila XX
Balances of Trust Funds	$ 88
Maturity Date	Sep. 30, 2024